Revenues - Disclosure of disaggregated revenue by type of goods or services (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	€ 91,020	€ 68,279
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	6,152	1,847
Other non-IFRS 15 revenue	389	687
REVENUES	97,562	70,813
IXIARO®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	54,705	41,891
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	17,394	14,945
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	11,418	10,490
IXCHIQ®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	7,504	952
Royalties received
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,570	1,602
Revenues from shipping and handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	18	24
Milestone payment - licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	4,564	(123)
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	€ 0	€ 343